SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(the "Funds")

Supplement Dated July 3, 2023
to the Class F Prospectus, dated July 31, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Change to Underlying Funds.

In the section titled "More Information About Investments," under the sub-section titled "Information About the Underlying SEI Funds," the following Underlying SEI Fund is added to the chart in the appropriate alphabetical order thereof:

Underlying SEI Fund:	Expense Ratio:
SIMT Liquid Alternative Fund	0.87	%*

*  The Expense Ratio is based on estimated amounts for the Fund's current fiscal year, as the Fund commenced operations on June 30, 2023.

In the same sub-section, the following paragraphs are hereby added immediately below the disclosure for the SIMT Large Cap Value Fund:

SIMT Liquid Alternative Fund: The SEI Liquid Alternative Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

The Fund seeks to replicate the total return (before taking into account the Fund's fees and expenses) of a model portfolio of alternative investment strategies, which primarily consists of hedge funds (the "Composite") calculated by the investment sub-adviser (the "Sub-Adviser"), at the direction of SEI Investments Management Corporation ("SIMC" or the "Adviser").

The Composite consists of two components (each a "sleeve"): a multi-strategy sleeve and a managed futures sleeve.

Multi-Strategy Sleeve. The multi-strategy sleeve of the Composite will seek to replicate the average total return of the 50 largest hedge funds (excluding managed futures funds), equally weighted. The list of hedge funds is determined by the monthly reporting of assets under management to the Eurekahedge database, which is reconstituted annually. This sleeve will include exposure to a cross-section of alternative investment strategies, including, but not limited to, equity long/short, global macro, event driven, and relative value strategies. SIMC, in connection with its management of the overall strategy to replicate the total return of the Composite and thus the return of the overall hedge fund market, may instruct the Sub-Adviser at any time to discontinue the use of any of these strategies or add one or more new strategies.

Managed Futures Sleeve. The managed futures sleeve of the Composite is designed to reflect the total return of the Societe Generale (SG) CTA Trend Index, which consists of 20 equally weighted large managed futures funds and is reconstituted annually.

The Sub-Adviser generally expects to maintain an approximate 60/40 weighting between the multi-strategy sleeve and the managed futures sleeve, respectively, within the Composite, but the Adviser and/or Sub-Adviser may increase or decrease a sleeve's weighting within the Composite.

The Fund seeks to achieve returns similar to the total return of the Composite through a dynamic allocation of long and short investments among the global equity, fixed income and currency markets. The Sub-Adviser will use a quantitative model to estimate the market exposures that drive the aggregate returns of the Composite and will primarily invest in derivative instruments that it estimates will provide, in the aggregate, market exposure similar to that of the Composite. The Sub-Adviser may use various approaches to estimate market exposure, including an analysis of historical return information for the hedge funds within the Composite.

The Fund's investments will include futures, forwards, options, ETFs and securities index swaps that provide exposure to the returns of (i) the equity markets, including common stocks, preferred stocks, warrants, rights, depositary receipts, and real estate investment trusts (REITs), which may be from U.S. and non-U.S. issuers (including emerging market issuers) of various capitalizations and industries; (ii) the currency markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to currency futures; and (iii) the fixed income markets, through U.S. and non-U.S. issuers (including emerging markets issuers) through exposure to corporate and government fixed income securities, asset-backed securities, mortgage-backed securities

(including commercial mortgage-backed securities and "to-be-announced" transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities, zero coupon obligations and obligations to restructure outstanding debt of such issuers, which may be investment grade and non-investment grade debt (junk bonds), of any duration or maturity.

The Fund will not make any direct investments in hedge funds.

The amount of the Fund's assets that may be allocated to various strategies and among investments is expected to vary over time and may be adjusted over short periods of time.

There are no limitations on the minimum or maximum amount of the Fund's assets that may be allocated to investments representing exposure to any one of the global equity, fixed income and currency markets.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently. The Sub-Adviser may also consider other factors when allocating the Fund's assets, such as: (i) the Fund's obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund uses a multi-manager approach, relying primarily on one or more Sub-Advisers under the general supervision of SIMC, the Fund's adviser.

Dynamic Beta Investments, LLC serves as a Sub-Adviser to the SIMT Liquid Alternative Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1462 (07/23)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund
(the "Funds")

Supplement Dated July 3, 2023
to the Class D and Class I Prospectuses, each dated July 31, 2022

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with the Prospectus.

Change to Underlying Funds.

In the section titled "More Information About Investments," under the sub-section titled "Information About the Underlying SEI Funds," the following Underlying SEI Fund is added to the chart in the appropriate alphabetical order thereof:

Underlying SEI Fund:	Expense Ratio:
SIMT Liquid Alternative Fund	0.87	%*

*  The Expense Ratio is based on estimated amounts for the Fund's current fiscal year, as the Fund commenced operations on June 30, 2023

In the same sub-section, the following paragraphs are hereby added immediately below the disclosure for the SIMT Large Cap Value Fund:

SIMT Liquid Alternative Fund: The SEI Liquid Alternative Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

The Fund seeks to replicate the total return (before taking into account the Fund's fees and expenses) of a model portfolio of alternative investment strategies, which primarily consists of hedge funds (the "Composite") calculated by the investment sub-adviser (the "Sub-Adviser"), at the direction of SEI Investments Management Corporation ("SIMC" or the "Adviser").

The Composite consists of two components (each a "sleeve"): a multi-strategy sleeve and a managed futures sleeve.

Multi-Strategy Sleeve. The multi-strategy sleeve of the Composite will seek to replicate the average total return of the 50 largest hedge funds (excluding managed futures funds), equally weighted. The list of hedge funds is determined by the monthly reporting of assets under management to the Eurekahedge database, which is reconstituted annually. This sleeve will include exposure to a cross-section of alternative investment strategies, including, but not limited to, equity long/short, global macro, event driven, and relative value strategies. SIMC, in connection with its management of the overall strategy to replicate the total return of the Composite and thus the return of the overall hedge fund market, may instruct the Sub-Adviser at any time to discontinue the use of any of these strategies or add one or more new strategies.

Managed Futures Sleeve. The managed futures sleeve of the Composite is designed to reflect the total return of the Societe Generale (SG) CTA Trend Index, which consists of 20 equally weighted large managed futures funds and is reconstituted annually.

The Sub-Adviser generally expects to maintain an approximate 60/40 weighting between the multi-strategy sleeve and the managed futures sleeve, respectively, within the Composite, but the Adviser and/or Sub-Adviser may increase or decrease a sleeve's weighting within the Composite.

The Fund seeks to achieve returns similar to the total return of the Composite through a dynamic allocation of long and short investments among the global equity, fixed income and currency markets. The Sub-Adviser will use a quantitative model to estimate the market exposures that drive the aggregate returns of the Composite and will primarily invest in derivative instruments that it estimates will provide, in the aggregate, market exposure similar to that of the Composite. The Sub-Adviser may use various approaches to estimate market exposure, including an analysis of historical return information for the hedge funds within the Composite.

The Fund's investments will include futures, forwards, options, ETFs and securities index swaps that provide exposure to the returns of (i) the equity markets, including common stocks, preferred stocks, warrants, rights, depositary receipts, and real estate investment trusts (REITs), which may be from U.S. and non-U.S. issuers (including emerging market issuers) of various capitalizations and industries; (ii) the currency markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to currency futures; and (iii) the fixed income markets, through U.S. and non-U.S. issuers (including emerging markets issuers) through exposure to corporate and government fixed income securities, asset-backed securities, mortgage-backed securities (including commercial mortgage-backed securities and "to-be-announced" transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities, zero coupon obligations and obligations to restructure outstanding debt of such issuers, which may be investment grade and non-investment grade debt (junk bonds), of any duration or maturity.

The Fund will not make any direct investments in hedge funds.

The amount of the Fund's assets that may be allocated to various strategies and among investments is expected to vary over time and may be adjusted over short periods of time.

There are no limitations on the minimum or maximum amount of the Fund's assets that may be allocated to investments representing exposure to any one of the global equity, fixed income and currency markets.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently. The Sub-Adviser may also consider other factors when allocating the Fund's assets, such as: (i) the Fund's obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund uses a multi-manager approach, relying primarily on one or more Sub-Advisers under the general supervision of SIMC, the Fund's adviser.

Dynamic Beta Investments, LLC serves as a Sub-Adviser to the SIMT Liquid Alternative Fund.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1463 (07/23)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(the "Funds")

Supplement dated July 3, 2023
to the Statement of Additional Information, dated July 31, 2022 (the "SAI")

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Change in Portfolio Management of the Underlying SEI Funds

In the section titled "The Trust," the last sentence of the first paragraph is hereby deleted and replaced with the following.

The Funds currently invest in the following Underlying SEI Funds: SDIT Government Fund; SDIT Short-Duration Government Fund; SDIT Ultra Short Duration Bond Fund; SEI Enhanced U.S. Large Cap Quality Factor ETF; SEI Enhanced U.S. Large Cap Momentum Factor ETF; SEI Enhanced U.S. Large Cap Value Factor ETF; SEI Enhanced Low Volatility U.S. Large Cap ETF; SIMT Conservative Income Fund; SIMT Core Fixed Income Fund; SIMT Dynamic Asset Allocation Fund; SIMT Enhanced Income Fund; SIMT Global Managed Volatility Fund; SIMT High Yield Bond Fund; SIMT Large Cap Fund; SIMT Large Cap Growth Fund; SIMT Large Cap Value Fund; SIMT Liquid Alternative Fund; SIMT Multi-Asset Accumulation Fund; SIMT Multi-Asset Capital Stability Fund; SIMT Multi-Asset Income Fund; SIMT Multi-Asset Inflation Managed Fund; SIMT Real Estate Fund; SIMT Real Return Fund; SIMT Small Cap Fund; SIMT Small Cap Growth Fund; SIMT Small Cap Value Fund; SIMT Tax-Managed Large Cap Fund; SIMT Tax-Managed Managed Volatility Fund; SIMT Tax-Managed Small/Mid Cap Fund; SIMT Tax-Managed International Managed Volatility Fund; SIMT U.S. Fixed Income Fund; SIMT U.S. Managed Volatility Fund; SIT Emerging Markets Debt Fund; SIT Emerging Markets Equity Fund; SIT International Equity Fund; and SIT International Fixed Income Fund.

In the section titled "Managers of the Underlying SEI Funds," the following paragraph is hereby added in the appropriate alphabetical order thereof:

SIMT Liquid Alternative Fund

Dynamic Beta Investments, LLC ("DBi") serves as the Sub-Adviser to a portion of the assets of the Liquid Alternative Fund. DBi is an SEC-registered investment advisory firm formed in 2012, and iM Square Holding 4, LLC owns a minority interest in DBi.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1464 (07/23)